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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30th, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 -------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO 80206
                 -------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Scott A. Bennewitz          Denver, Colorado   November 4, 2010
   -------------------------------    -----------------   ----------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 51
                                        --------------------

Form 13F Information Table Value Total: $179,159
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                       13F
                                   09/30/2010

          Column 1           Column 2  Column 3     Column 4              Column 5          Column 6  Column 7        Column 8
---------------------------- --------- -------- --------------- -------------------------- ---------- -------- ---------------------
                             Title of                           Shares or                  Investment  Other      Voting Authority
       Name of Issuer          Class     Cusip  Value (x 1,000) PRN Amount SH/PRN Put/Call Discretion Managers   Sole    Shared None
------------------------------------------------------------------------------------------------------------------------------------
ACACIA RESH CORP             COM      00388130  2,256           128,200    SH              Sole                128,200
AKORN INC                    COM      00972810  3,817           944,700    SH              Sole                944,700
AMERICA SVC GROUP INC        COM      02364L10  4,687           315,000    SH              Sole                315,000
AMERICAS CAR MART INC        COM      03062T10  5,537           219,900    SH              Sole                219,900
AVIAT NETWORKS INC           COM      05366Y10  4,330           1,058,800  SH              Sole                1,058,800
AXT INC                      COM      00246W10  6,685           1,009,798  SH              Sole                1,009,798
BANK OF THE OZARKS INC       COM      06390410  3,179           85,710     SH              Sole                85,710
CALAVO GROWERS INC           COM      12824610  2,013           92,830     SH              Sole                92,830
CEVA INC                     COM      15721010  7,319           511,800    SH              Sole                511,800
DEALERTRACK HLDGS INC        COM      24230910  56              3,276      SH              Sole                3,276
DELUXE CORP                  COM      24801910  4,176           218,300    SH              Sole                218,300
DIGITALGLOBE INC             COM      25389M87  4,820           158,550    SH              Sole                158,550
EXPONENT INC                 COM      30214U10  2,136           63,580     SH              Sole                63,580
GEO GROUP INC                COM      36159R10  4,691           200,900    SH              Sole                200,900
GRAHAM CORP                  COM      38455610  3,492           225,000    SH              Sole                225,000
GREENBRIER COS INC           COM      39365710  1,465           94,000     SH              Sole                94,000
ICU MED INC                  COM      44930G10  3,479           93,290     SH              Sole                93,290
II VI INC                    COM      90210410  5,787           155,020    SH              Sole                155,020
INSPIRE PHARMACEUTICALS INC  COM      45773310  1,939           325,900    SH              Sole                325,900
KING PHARMACEUTICALS INC     COM      49558210  2,452           246,200    SH              Sole                246,200
KMG CHEMICALS INC            COM      48256410  4,261           302,400    SH              Sole                302,400
LSB INDS INC                 COM      50216010  3,313           178,400    SH              Sole                178,400
MAIDENFORM BRANDS INC        COM      56030510  4,514           156,480    SH              Sole                156,480
MATRIX SVC CO                COM      57685310  1,805           206,000    SH              Sole                206,000
MEADOWBROOK INS GROUP INC    COM      58319P10  4,417           492,400    SH              Sole                492,400
METTLER TOLEDO INTERNATIONAL COM      59268810  2,499           20,080     SH              Sole                20,080
MIPS TECHNOLOGIES INC        COM      60456710  2,832           290,800    SH              Sole                290,800
NATUS MEDICAL INC DEL        COM      63905010  5,018           344,200    SH              Sole                344,200
NETSCOUT SYS INC             COM      64115T10  4,401           214,590    SH              Sole                214,590
NVE CORP                     COM      62944520  7,107           165,160    SH              Sole                165,160
OBAGI MEDICAL PRODUCTS INC   COM      67423R10  2,959           281,800    SH              Sole                281,800
OPLINK COMMUNICATIONS INC    COM      68375Q40  2,384           120,432    SH              Sole                120,432
ORASURE TECHNOLOGIES INC     COM      68554V10  2,003           494,500    SH              Sole                494,500
PACIFIC CONTINENTAL CORP     COM      69412V10  1,299           143,545    SH              Sole                143,545
PENN NATL GAMING INC         COM      70756910  1,909           64,480     SH              Sole                64,480
QUIDEL CORP                  COM      74838J10  1,115           101,500    SH              Sole                101,500
ROFIN SINAR TECHNOLOGIES INC COM      77504310  1,896           74,710     SH              Sole                74,710
ROSETTA STONE INC            COM      77778010  3,054           143,770    SH              Sole                143,770
RPM INTL INC                 COM      74968510  2,448           122,900    SH              Sole                122,900
RUBICON TECHNOLOGY INC       COM      78112T10  1,741           76,740     SH              Sole                76,740
SUPERIOR ENERGY SVCS INC     COM      86815710  6,261           234,570    SH              Sole                234,570
TEMPUR PEDIC INTL INC        COM      88023U10  6,937           223,760    SH              Sole                223,760
TENNANT CO                   COM      88034510  3,266           105,710    SH              Sole                105,710
TEXAS ROADHOUSE INC          COM      88268110  1,857           132,200    SH              Sole                132,200
TREX CO INC                  COM      89531P10  1,375           72,100     SH              Sole                72,100
TYLER TECHNOLOGIES INC       COM      90225210  6,381           316,500    SH              Sole                316,500
WABASH NATL CORP             COM      92956610  2,280           281,800    SH              Sole                281,800
WATERS CORP                  COM      94184810  4,313           60,940     SH              Sole                60,940
WET SEAL INC                 COM      96184010  3,012           888,400    SH              Sole                888,400
WILLIAMS SONOMA INC          COM      96990410  5,141           162,180    SH              Sole                162,180
WMS INDS INC                 COM      92929710  3,045           79,980     SH              Sole                79,980